SUBSEQUENT EVENT (Details) - Subsequent Event - Shenzhen One Thing Technologies Co., Ltd - Wuhan Kingsoft Cloud Information Technology Co., Ltd. ¥ in Thousands	Mar. 03, 2026 CNY (¥)
SUBSEQUENT EVENT
Interest acquirable, percentage	20.00%
Equity method investment, consideration payable	¥ 50,000